Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Summary of detailed information about remuneration paid to related parties
The Company’s related parties include key management personnel and directors. Direct remuneration paid to the Company’s directors and key management personnel during the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020	2019	2018
Directors’ fees	$157	$132	$142
Salaries and benefits	$681	$588	$1,143
Share-based compensation	$519	$321	$461